Debt, Banking Arrangements, and Leases (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Long-Term Debt

	December 31,
	2017	2016
	(Millions)
Transco:
6.05% Notes due 2018	$250	$250
7.08% Debentures due 2026	8	8
7.25% Debentures due 2026	200	200
7.85% Notes due 2026	1,000	1,000
5.4% Notes due 2041	375	375
4.45% Notes due 2042	400	400
Other financing obligation	231	—
Northwest Pipeline:
5.95% Notes due 2017	—	185
6.05% Notes due 2018	250	250
7.125% Debentures due 2025	85	85
4% Notes due 2027	250	—
Williams Partners L.P.:
7.25% Notes due 2017	—	600
5.25% Notes due 2020	1,500	1,500
4.125% Notes due 2020	600	600
4% Notes due 2021	500	500
3.6% Notes due 2022	1,250	1,250
3.35% Notes due 2022	750	750
6.125% Notes due 2022	—	750
4.5% Notes due 2023	600	600
4.875% Notes due 2023	—	1,400
4.3% Notes due 2024	1,000	1,000
4.875% Notes due 2024	750	750
3.9% Notes due 2025	750	750
4% Notes due 2025	750	750
3.75% Notes due 2027	1,450	—
6.3% Notes due 2040	1,250	1,250
5.8% Notes due 2043	400	400
5.4% Notes due 2044	500	500
4.9% Notes due 2045	500	500
5.1% Notes due 2045	1,000	1,000
Term Loan, variable interest rate, due 2018	—	850
Debt issuance costs	(96)	(90)
Net unamortized debt premium (discount)	(6)	107
Long-term debt, including current portion	16,497	18,470
Long-term debt due within one year	(501)	(785)
Long-term debt	$15,996	$17,685

Schedule of Maturities of Long-term Debt [Table Text Block]
The following table presents aggregate minimum maturities of long-term debt, excluding net unamortized debt premium (discount) and debt issuance costs, for each of the next five years:

December 31, 2017
(Millions)
2018	$502
2019	2
2020	2,102
2021	502
2022	2,002

Schedule of Line of Credit Facilities [Table Text Block]
Credit Facilities

	December 31, 2017
	Available	Outstanding
	(Millions)
Long-term credit facility (1)	$3,500	$—
Letters of credit under certain bilateral bank agreements		1
__________

(1)
In managing our available liquidity, we do not expect a maximum outstanding amount in excess of the capacity of our credit facility inclusive of any outstanding amounts under our commercial paper program.

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Leases-Lessee The future minimum annual rentals under noncancelable operating leases, are payable as follows:

December 31, 2017
(Millions)
2018	$33
2019	32
2020	27
2021	26
2022	24
Thereafter	126
Total	$268